CONCENTRATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Total Revenues	$ 13,391,492	$ 1,686,033	$ 17,686,049
Less: revenues from discontinued operations	(329,119)	(947,732)	(14,911,808)
Revenues from continuing operations	13,062,373	738,301	2,774,241
Medical Devices [Member]
Concentration Risk [Line Items]
Total Revenues	1,305,372	1,500,957	16,000,881
Respiratory and Oxygen Homecare [Member]
Concentration Risk [Line Items]
Total Revenues	5,956	20,573	53,755
Mobile medicine [Member]
Concentration Risk [Line Items]
Total Revenues	$ 12,080,164	$ 164,503	$ 1,631,413